Inventories - Breakdown of Inventory Allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw material and supplies for production	$ 4,186	$ 1,865
Products-in-progress	83,499	59,858
Finished product	16,372	14,169
Total	$ 104,057	$ 75,892	$ 80,930	$ 88,174